Interest and Finance Costs, net (Tables)	12 Months Ended
Dec. 31, 2016
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net

	2016	2015	2014
Interest expense	41,451	32,065	33,389
Less: Interest capitalized	(4,015)	(3,430)	(2,384)

Interest expense, net	37,436	28,635	31,005
Interest swap cash settlements non-hedging	1,086	2,201	3,231
Bunkers swap and call options cash settlements	(128)	7,427	997
Bunker call options premium	266	1,414	1,199
Amortization of loan fees	1,742	1,268	1,245
Bank charges	143	137	240
Finance project costs expensed	—	1,261	—
Amortization of deferred loss on de-designated financial instruments	—	—	154
Change in fair value of non-hedging financial instruments	(4,672)	(9,116)	5,003
Net gain on the prepayment of a loan	—	(3,208)	—
Net total

	35,873	30,019	43,074